Stockholders' Equity (Details 1) (USD $) In Millions, except Share data	3 Months Ended
	Mar. 31, 2011		Dec. 31, 2010		Mar. 31, 2010
Basic and diluted earnings per share
Net income from continuing operations attributable to Company's stockholders	$ 6,826		$ 5,917		$ 1,749
Discontinued operations, net of tax					(145)
Net income attributable to Company's stockholders	6,826		5,917		1,604
Net income for the period adjusted	6,800		5,884		1,562
Basic and diluted earnings per share
Income available to preferred stockholders	2,585		2,231		591
Income available to common stockholders	4,130		3,579		926
Total	5,283,980		5,267,180		5,365,303
Earnings per preferred share	$ 1.29		$ 1.12		$ 0.29
Earnings per common share	$ 1.29		$ 1.12		$ 0.29
Earnings per convertible notes linked to preferred share	$ 1.67	[1]	$ 1.61	[1]	$ 0.54	[1]
Earnings per convertible notes linked to common share	$ 1.74	[1]	$ 1.68	[1]	$ 0.60	[1]
Earnings per preferred share from continuing operations	$ 1.29		$ 1.12		$ 0.32
Earnings per common share from continuing operations	$ 1.29		$ 1.12		$ 0.32
Earnings per convertible notes linked to preferred share from continuing operations	$ 1.67		$ 1.61		$ 0.57
Earnings per convertible notes linked to common share from continuing operations	$ 1.74		$ 1.68		$ 0.63
Earnings per preferred share from discontinued operations					$ (0.03)
Earnings per common share from discontinued operations					$ (0.03)
Earnings per convertible notes linked to preferred share from discontinued operations					$ (0.03)
Earnings per convertible notes linked to common share from discontinued operations					$ (0.03)
Common stock
Basic and diluted earnings per share
Weighted Average Number of Shares Issued, Basic	3,209,349,000		3,204,203,000		3,181,727,000
Weighted Average Number of Shares, Treasury Stock	18,416		18,416		74,998
Preferred Convertible note [Member]
Basic and diluted earnings per share
Interest attributed to common convertible notes	(18)		(23)		(19)
Basic and diluted earnings per share
Income available to convertible notes	61		53		23
Common Convertible [Member]
Basic and diluted earnings per share
Interest attributed to common convertible notes	(8)		(10)		(23)
Basic and diluted earnings per share
Income available to convertible notes	$ 24		$ 21		$ 22
Preferred Class A [Member]
Basic and diluted earnings per share
Weighted Average Number of Shares Issued, Basic	2,008,930,000		1,997,276,000		2,030,998,000
Weighted Average Number of Shares, Treasury Stock	47,285		47,285		77,580

[1]	Basic earnings per share only, as dilution assumes conversion